Stock Options (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended	12 Months Ended
	Jul. 07, 2017	Jan. 05, 2016	Dec. 28, 2017	Dec. 27, 2017	Nov. 21, 2017	Nov. 15, 2016	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Stock option exercise, total								(291,667)	(130,000)	556,667
Closing stock option exercise price							$ 3.59	$ 4.50
Stock option outstanding								0
Stock options granted	1,500,000
Stock options exercise price	$ 2.70							$ 2.79
Common stock, shares issued upon exercise of convertible securities									46,520	282,106
Aggregate intrinsic value of options									$ 186,500	$ 1,277,834
Share based compensation (Monthly)	$ 26,000						$ 5,157	$ 5,157
Common stock option vested	1,500,000
Stock option cancelled under consulting agreement								1,500,000
Grant date fair value per option	$ 1.84
Share based compensation expenses not yet recognized							$ 4,381,115
Share based compensation recognition period							3 years 2 months 30 days
Forfeitures							20,000	1,805,000
Aggregate intrinsic value of options, description							Only 42,500 outstanding options have an exercise price below $3.59 per share.
Aggregate intrinsic value of options							$ 6,875	$ 0
Stock Option [Member]
Common stock, shares issued upon exercise of convertible securities								146,162
Aggregate intrinsic value of options								$ 1,045,135
Nonvested options forfeited, number of shares								5,000
Share based compensation expenses not yet recognized								$ 4,842,130
Share based compensation recognition period								3 years 6 months
Directors and Employees [Member]
Stock options granted					255,000
Stock options exercise price					$ 4.87
Directors and Employees [Member] | Stock Option [Member]
Stock option exercise, total			36,667
Joseph Sierchio [Member] | Stock Option [Member] | October 22, 2018 [Member]
Stock options exercise price							$ 4.87
Share based compensation (Monthly)							$ 58,367
Forfeitures							20,000
Employment Agreement [Member]
Stock options granted				1,008,000
Maturity date				Dec. 31, 2017
Vesting rate description				1/48th per month
Forfeitures				300,000
Exercise price				$ 5.35
2006 Incentive Stock Option Plan [Member]
Stock option approved							5,000,000	5,000,000
Stock option available for grant shares							2,570,085	2,550,085
Stock option exercise							629,677	629,677
Stock option exercise, total							1,305,001	1,305,001
Maturity date							Feb. 07, 2021	Feb. 07, 2021
Three Employees [Member]
Stock options granted		65,000
Stock options exercise price		$ 3.46
Two Employees [Member]
Stock options granted						35,000
Stock options exercise price						$ 3.28